Cover	Aug. 04, 2025
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2025
Entity Registrant Name	ADVANCE AUTO PARTS, INC.
Entity Address, Address Line One	4200 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	(877)
Local Phone Number	238-2623
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001158449
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16797
Entity Tax Identification Number	54-2049910
Trading Symbol	AAP
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	ADVANCE AUTO PARTS, INC.
Local Phone Number	238-2623
City Area Code	(877)